CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 25, 2021	Sep. 26, 2020	Dec. 26, 2020	Dec. 28, 2019
Cash flows from operating activities:
Net loss	$ (10,768)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	15,259	$ 15,012
Loss on write down of obsolete inventory		6,656
Provision for bad debts	616
Equity compensation	7,952	1,649
Changes in assets and liabilities:
Accounts receivable	(3,578)	(2,219)
Inventory	(8,665)	1,670
Prepaid expenses and other assets	(2,121)	(1,401)
Accounts payable and accrued liabilities	4,665	(11,065)
Deferred revenue	542	(695)
Other long-term liabilities	428	(41)
Net cash provided by (used in) operating activities	22,229	(6,378)
Cash flows from investing activities:
Purchases of property and equipment	(364)	(2,692)
Reacquisition of area representative rights	(7,644)	(34,294)
Net cash used in investing activities	(8,008)	(36,986)
Cash flows from financing activities:
Proceeds on long-term debt	179,370	15,000
Principal payments on long-term debt	(240,553)	(1,790)
Proceeds on line of credit		27,000
Payments on line of credit	(30,000)
Deferred loan costs	(1,294)	(764)
Contributions from members		24,909
Distributions to members	(5,198)	(1,876)
Repurchase of Class A Units	(942)
Net cash (used in) provided by financing activities	(25,575)	62,479
Net (decrease) increase in cash	(11,354)	19,115
Cash, beginning of period	36,720	10,264	$ 10,264
Cash, end of period	25,366	29,379	36,720	$ 10,264
Supplemental cash flow information:
Cash paid for interest	11,763	12,056
Non-cash investing and financing activities:
Reacquired rights purchased included in accounts payable and accrued liabilities		320
Non-cash equity distributions	689	122
EWC Ventures and its Subsidiaries [Member]
Cash flows from operating activities:
Net loss			(21,495)	(24,396)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization			19,582	15,534
Impairment of internally developed software				18,183
Loss on noncancellable contracts			1,085	2,532
(Gain) loss on disposal of property and equipment			(41)	1,920
Amortization of deferred financing costs			1,284	1,138
Loss on write down of obsolete inventory			6,656	552
Gain on sale of centers				(2,120)
Equity compensation			2,052	1,570
Changes in assets and liabilities:
Accounts receivable			1,721	1,096
Inventory			5,101	(5,355)
Prepaid expenses and other assets			(2,124)	(435)
Accounts payable and accrued liabilities			(10,499)	2,076
Deferred revenue			(666)	1,250
Other long-term liabilities			(1,259)	1,156
Net cash provided by (used in) operating activities			1,397	14,701
Cash flows from investing activities:
Purchases of property and equipment			(2,158)	(9,343)
Reacquisition of area representative rights			(34,685)	(33,189)
Cash received for sale of centers				1,838
Net cash used in investing activities			(36,843)	(40,694)
Cash flows from financing activities:
Proceeds on long-term debt			15,000	40,000
Principal payments on long-term debt			(2,397)	(2,050)
Proceeds on line of credit			27,000
Payments on line of credit				(3,500)
Deferred loan costs			(763)	(638)
Contributions from members			24,909
Distributions to members			(1,847)	(5,194)
Advances to related parties, net				(811)
Net cash (used in) provided by financing activities			61,902	27,807
Net (decrease) increase in cash			26,456	1,814
Cash, beginning of period	$ 36,720	$ 10,264	10,264	8,450
Cash, end of period			36,720	10,264
Supplemental cash flow information:
Cash paid for interest			16,469	17,342
Non-cash investing and financing activities:
Property purchased included in accounts payable and accrued liabilities			33	148
Reacquired rights purchased included in accounts payable and accrued liabilities				$ 2,183
Non-cash equity distributions			$ 122